UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2008
                                               ---------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                 -------------
         This Amendment  (Check only one.):      [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
Address:               Wallace R. Weitz & Co.
                       One Pacific Place, Suite 600
                       1125 South 103 Street
                       Omaha, Nebraska  68124-6008

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
Title:                 President
Phone:                 402-391-1980

Signature, Place, and Date of Signing:



/s/ Wallace R. Weitz             Omaha, Nebraska               November 14, 2008
--------------------             ---------------               ---------------
Signature                        City, State                   Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             0
                                                          -------------

Form 13F Information Table Entry Total:                       60
                                                          -------------

Form 13F Information Table Value Total:                   $2,437,368
                                                          -------------
                                                          (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                      30-Sep-08
13F FILE NO. 28-3062
                                                FORM 13F INFORMATION TABLE

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
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            COLUMN 1                COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7  COLUMN 8
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                                                              VALUE         SHRS OR   SH/ PUT/ INVESTMENT    OTHER     VOTING
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)        PRN AMT   PRN CALL DISCRETION   MANAGERS  AUTHORITY
-------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD BERMUDA            SHS            G9143X208        61,259     1,749,250 SH         Sole        N/A      Shared
WILLIS GROUP HOLDINGS LTD        SHS            G96655108        20,441       633,630 SH         Sole        N/A      Shared
ACI WORLDWIDE INC                COM            004498101         8,049       459,400 SH         Sole        N/A       Sole
AMERICAN EXPRESS CO              COM            025816109       106,116     2,995,086 SH         Sole        N/A      Shared
BED BATH & BEYOND INC            COM            075896100        18,598       592,100 SH         Sole        N/A       Sole
BERKSHIRE HATHAWAY INC DEL       CL A           084670108       108,006           827 SH         Sole        N/A      Shared
BERKSHIRE HATHAWAY INC DEL       CL B           084670207       293,902        66,872 SH         Sole        N/A       Sole
CBRE REALTY FINANCE INC          COM            12498B307         3,337     2,471,500 SH         Sole        N/A      Shared
CABELAS INC                      COM            126804301        51,162     4,235,300 SH         Sole        N/A      Shared
CADBURY PLC                      SPONS ADR      12721E102            85         2,084 SH         Sole        N/A       Sole
CARDINAL HEALTH INC              COM            14149Y108           739        15,000 SH         Sole        N/A       Sole
CEMEX SAB DE CV                  SPON ADR NEW   151290889           603        35,000 SH         Sole        N/A       Sole
COINSTAR INC                     COM            19259P300        33,108     1,034,620 SH         Sole        N/A      Shared
COMCAST CORP NEW                 CL A           20030N101        74,987     3,820,000 SH         Sole        N/A       Sole
COMCAST CORP NEW                 CL A SPL       20030N200         7,206       365,400 SH         Sole        N/A      Shared
CONVERA CORP                     CL A           211919105           631       590,000 SH         Sole        N/A       Sole
CUMULUS MEDIA INC                CL A           231082108         9,309     2,185,218 SH         Sole        N/A       Sole
DAILY JOURNAL CORP               COM            233912104         4,987       116,000 SH         Sole        N/A       Sole
DELL INC                         COM            24702R101        91,907     5,576,877 SH         Sole        N/A      Shared
DIAGEO P L C                     SPON ADR NEW   25243Q205           689        10,000 SH         Sole        N/A       Sole
DISCOVERY COMMUNICATIONS         COM            25470F104         5,273       370,000 SH         Sole        N/A       Sole
EAGLE MATERIALS INC              COM            26969P108        20,671       924,031 SH         Sole        N/A      Shared
EBAY INC                         COM            278642103        14,872       664,530 SH         Sole        N/A       Sole
ENERGIZER HLDGS INC              COM            29266R108           106         1,320 SH         Sole        N/A       Sole
GOOGLE INC                       CL A           38259P508         2,519         6,290 SH         Sole        N/A       Sole
HANSEN NAT CORP                  COM            411310105           216         7,150 SH         Sole        N/A       Sole
HSN INC                          COM            404303109         9,111       827,524 SH         Sole        N/A      Shared
IAC INTERACTIVECORP              COM PAR $.001  44919P508        19,619     1,134,071 SH         Sole        N/A      Shared
INTELLIGENT SYS CORP NEW         COM            45816D100         1,852       881,999 SH         Sole        N/A       Sole
INTERVAL LEISURE GROUP INC       COM            46113M108         8,698       836,372 SH         Sole        N/A      Shared
LABORATORY CORP AMER HLDGS       COM NEW        50540R409         1,043        15,000 SH         Sole        N/A       Sole
LEGG MASON INC                   COM            524901105           149         3,905 SH         Sole        N/A       Sole
LEAP WIRELESS INTL INC           COM NEW        521863308           114         3,000 SH         Sole        N/A       Sole
LEVEL 3 COMMUNICATIONS INC       COM            52729N100         8,100     3,000,000 SH         Sole        N/A       Sole
LIBERTY GLOBAL INC               COM SER C      530555309       120,800     4,300,460 SH         Sole        N/A      Shared
LIBERTY MEDIA CORP NEW           INT COM SER A  53071M104       124,070     9,610,399 SH         Sole        N/A      Shared
LIBERTY MEDIA CORP NEW           CAP COM SER A  53071M302        32,110     2,399,830 SH         Sole        N/A      Shared
LIBERTY MEDIA CORP NEW           ENT COM SER A  53071M500       104,574     4,188,000 SH         Sole        N/A      Shared
LOWES COS INC                    COM            548661107        62,731     2,648,000 SH         Sole        N/A      Shared
MARTIN MARIETTA MATLS INC        COM            573284106        40,510       361,758 SH         Sole        N/A      Shared
MICROSOFT CORP                   COM            594918104        42,633     1,597,340 SH         Sole        N/A      Shared
MOHAWK INDS INC                  COM            608190104        41,711       618,955 SH         Sole        N/A      Shared
NEWCASTLE INVT CORP              COM            65105M108        16,098     2,535,068 SH         Sole        N/A      Shared
NEWS CORP                        CL A           65248E104        24,060     2,006,690 SH         Sole        N/A      Shared
OMNICARE INC                     COM            681904108        98,428     3,421,210 SH         Sole        N/A      Shared
REDWOOD TR INC                   COM            758075402       118,649     5,460,165 SH         Sole        N/A      Shared
SIX FLAGS INC                    PIERS          83001P505           363        65,000 SH         Sole        N/A       Sole
TELEPHONE & DATA SYS INC         SPL COM        879433860       130,155     3,625,476 SH         Sole        N/A      Shared
TICKETMASTER                     COM            88633P302         9,168       854,472 SH         Sole        N/A      Shared
TREE COM INC                     COM            894675107           353        73,332 SH         Sole        N/A       Sole
US BANCORP DEL                   COM NEW        902973304         2,521        70,000 SH         Sole        N/A       Sole
U S G CORP                       COM NEW        903293405        48,205     1,883,000 SH         Sole        N/A      Shared
UNITED PARCEL SERVICE INC        CL B           911312106        35,030       557,000 SH         Sole        N/A       Sole
UNITED STATES CELLULAR CORP      COM            911684108           197         4,190 SH         Sole        N/A       Sole
UNITEDHEALTH GROUP INC           COM            91324P102        78,000     3,072,091 SH         Sole        N/A      Shared
VULCAN MATLS CO                  COM            929160109        34,582       464,185 SH         Sole        N/A       Sole
WAL MART STORES INC              COM            931142103        27,669       462,000 SH         Sole        N/A       Sole
WASHINGTON POST CO               CL B           939640108        88,329       158,648 SH         Sole        N/A      Shared
WELLPOINT INC                    COM            94973V107       132,554     2,834,157 SH         Sole        N/A      Shared
WELLS FARGO & CO NEW             COM            949746101        36,404       970,000 SH         Sole        N/A       Sole
                                                          ---------------------------
                              60                              2,437,368    89,870,782
                                                          ---------------------------

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